EXHIBIT 99.2

CLAYTON CONDITIONS REPORT

Client Name:	PennyMac
Client Project Name:	PNMAC - PMTLT 2025-INV10

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

0 - Total Active Conditions

4 - Total Satisfied Conditions

1 - Credit Review Scope
1 - Category: Assets
2 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:	PennyMac
Client Project Name:	PNMAC - PMTLT 2025-INV10

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

Deal ID	Loan Number	Original Principal Balance	State	Initial Lender ATR/ QM Status	Loan Level ATR/ QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/ Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
1058	XXXXXX	XXXXXX	MA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	B	A	A	D	A	C	B	D	B	A	A	D	A	C	B	Compliance	TILA/ RESPA Integrated Disclosure	Satisfied	C	B	C	B	CMPTRID3670	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No	Zero Tolerance Fee of $35 due to Transfer Taxes of $35 being added to the loan costs. Missing a valid Change of Circumstance, or Post Close CD, LOX and copy of refund check to borrower.	7.16.2025 Lender provided COC for increase to transfer taxes	7.17.2025 Exception Satisfied	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: LTV of 60.87% is below the maximum allowable of 75%.

CFCFS1736: Significant time at current residence
- Clayton Comments: Borrower has owned home for 12 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments: Borrower has over 20 years at current job.
1058	XXXXXX	XXXXXX	MA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	B	A	A	D	A	C	B	D	B	A	A	D	A	C	B	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing Updated Valuation: CU Score is >2.5. Clayton to order desk review.	7/14/2025: Received desk review supporting value.	7/14/2025: Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: LTV of 60.87% is below the maximum allowable of 75%.

CFCFS1736: Significant time at current residence
- Clayton Comments: Borrower has owned home for 12 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments: Borrower has over 20 years at current job.
1059	XXXXXX	XXXXXX	MO	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Credit	Assets	Satisfied	C	A	C	A	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	No	Post closing assets: $18,907.97 < minimum required reserves of $34,463.20. (Final 1003 shows two accounts, but no docs in the PDF: XXXXXX with $36,626.38 balance & XXXXXX with $1,000.77 balance).	8/15/2025: Received additional assets to meet reserves. Verified $55,435 total reserves.	8/15/2025: Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines - Clayton Comments: 768 mid score > minimum required of 620
1059	XXXXXX	XXXXXX	MO	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	LCA returned no score. Clayton to order Desk Review.	6/16/2025: CDA provided supports appraised value.	6/16/2025: Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines - Clayton Comments: 768 mid score > minimum required of 620

Client Name:	PennyMac
Client Project Name:	PNMAC - PMTLT 2025-INV10

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

Deal ID	Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Loan Credit Grade	Final Securitization Loan Credit Grade	Initial Securitization Loan Property Valuation Grade	Final Securitization Loan Property Valuations Grade	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Loan Credit Grade	Final S&P Loan Credit Grade	Initial S&P Loan Property Valuation Grade	Final S&P Loan Property Valuations Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade	Did Lender Acknowledge Exception at Origination
1058	XXXXXX	Yes	XXXXXX	XXXXXX	D	B	A	A	D	A	C	B	D	B	A	A	D	A	C	B	No
1059	XXXXXX	Yes	XXXXXX	XXXXXX	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Not Applicable